Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions		1 Months Ended
	May 20, 2021 EUR (€)	Oct. 31, 2024 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Dec. 13, 2024 JPY (¥)	Sep. 30, 2024 JPY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	May 22, 2018 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)
Contingencies
Current estimate of maximum reasonably possible loss | ¥								¥ 42,000
Repurchase claims | $										$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥									¥ 16,780		¥ 21,177
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $													$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $														$ 24.4
NIP Guilty [Member]
Contingencies
Amount of damages sought | €		€ 122,800,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €						€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €					€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability | €												€ 100,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision | €	€ 129,600,000
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $							$ 100.0
Amount of damages sought | $			$ 63.0				$ 68.0
Action By Bombay High Court [Member]
Contingencies
Amount of damages sought | ₨				₨ 5.1